13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
@rhj7oac
028-4000

06/30/2005

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     July 15, 2005

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:   $56440


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AIR PRODCOM     009158106    1152   19100SH       Sole                     19100
ALTRIA GCOM     02209S103    2030   31400SH       Sole                     31400
AMERICANCOM     026874107    1563   26900SH       Sole                     26900
ANHEUSERCOM     035229103     869   19000SH       Sole                     19000
AT&T CORCOM     001957505    1055   55400SH       Sole                     55400
BANK OF COM     060505104    1706   37400SH       Sole                     37400
BRISTOL-COM     110122108     737   29500SH       Sole                     29500
CAPITAL COM     14040H105     952   11900SH       Sole                     11900
CHEVRON COM     166764100     582   10400SH       Sole                     10400
CITIGROUCOM     172967101    2404   52000SH       Sole                     52000
COMCAST COM     20030N200    1360   45400SH       Sole                     45400
CONOCOPHCOM     20825C104    1633   28400SH       Sole                     28400
DOMINIONCOM     25746U109    1196   16300SH       Sole                     16300
DOW CHEMCOM     260543103     886   19900SH       Sole                     19900
EXELON CCOM     30161N101    1494   29100SH       Sole                     29100
EXXON MOCOM     30231G102    1500   26100SH       Sole                     26100
FANNIE MCOM     313586109     584   10000SH       Sole                     10000
FREDDIE COM     313400301     574    8800SH       Sole                      8800
GENERAL COM     369604103    1289   37200SH       Sole                     37200
GOLDMAN COM     38141G104     847    8300SH       Sole                      8300
HARTFORDCOM     416515104    1294   17300SH       Sole                     17300
HCA INC COM     404119109    1031   18200SH       Sole                     18200
HEWLETT-COM     428236103    1716   73000SH       Sole                     73000
HOME DEPCOM     437076102     517   13300SH       Sole                     13300
HONEYWELCOM     438516106     549   15000SH       Sole                     15000
INGERSOLCOM     G4776G101     842   11800SH       Sole                     11800
INT'L BUCOM     459200101     579    7800SH       Sole                      7800
JPMORGANCOM     46625H100    1127   31900SH       Sole                     31900
LOCKHEEDCOM     539830109     649   10000SH       Sole                     10000
MARSH & COM     571748102    1097   39600SH       Sole                     39600
MCDONALDCOM     580135101    1066   38400SH       Sole                     38400
MERCK & COM     589331107    2008   65200SH       Sole                     65200
MICROSOFCOM     594918104    1202   48400SH       Sole                     48400
MORGAN SCOM     617446448     845   16100SH       Sole                     16100
MOTOROLACOM     620076109     687   37600SH       Sole                     37600
NOKIA COCOM     654902204    1290   77500SH       Sole                     77500
NORTHROPCOM     666807102     602   10900SH       Sole                     10900
OCCIDENTCOM     674599105     762    9900SH       Sole                      9900
PFIZER ICOM     717081103    1848   67000SH       Sole                     67000
PITNEY BCOM     724479100    1036   23800SH       Sole                     23800
PROCTER COM     742718109    1002   19000SH       Sole                     19000
RAYTHEONCOM     755111507     669   17100SH       Sole                     17100
SCHERINGCOM     806605101     572   30000SH       Sole                     30000
SONY CORCOM     835699307     551   16000SH       Sole                     16000
TEXAS INCOM     882508104    1429   50900SH       Sole                     50900
TIME WARCOM     887317105     867   51900SH       Sole                     51900
TYCO INTCOM     902124106     993   34000SH       Sole                     34000
UNION PACOM     907818108    1004   15500SH       Sole                     15500
VERIZON COM     92343v104     553   16000SH       Sole                     16000
VIACOM ICOM     925524308    1002   31300SH       Sole                     31300
WACHOVIACOM     929903102     868   17500SH       Sole                     17500
WASHINGTCOM     939322103     916   22500SH       Sole                     22500
WELLS FACOM     949746101     856   13900SH       Sole                     13900